File Nos.  33-24848
                                                                       811-5669

              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                                On June 21, 2007
===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Post-Effective Amendment No. 61                               / X /
                                                                     ---

REGISTRATION STATEMENT UNDER THE INVESTMENT
      COMPANY ACT OF 1940

      Post-Effective Amendment No. 62                               / X /
                                                                     ---

                                FIFTH THIRD FUNDS

               (Exact Name of Registrant as Specified in Charter)

                                Fifth Third Funds
                 38 Fountain Square Plaza Cincinnati, Ohio 45263
                    (Address of Principal Executive Offices)

       Registrant's telephone number, including area code: (800) 282-5706 with a copy to:

                                 E. Keith Wirtz
                              c/o Fifth Third Funds
                 38 Fountain Square Plaza Cincinnati, Ohio 45263
                     (Name and Address of Agent for Service)

                             ALYSSA ALBERTELLI, Esq.
                 One Metro Center 700 12th Street, NW, Suite 900
                            Washington, DC 20005-3948

It is proposed that this filing will become effective:

   / /  Immediately upon filing pursuant to paragraph (b), or

   / /  60 days after filing pursuant to paragraph (a)(1), or

   /X/  On June 25, 2007, pursuant to paragraph (b), or

   / /  75 days after filing pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

   /X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: Post-Effective Amendment No. 61 to the Trust's Registration Statement on Form N-1A under the Securities Act of 1933 (the "Securities Act") and Post-Effective Amendment No. 62 to the Trust's Registration Statement on Form N-1A under the Investment Company Act of 1940 (the "1940 Act") (collectively "Amendment No. 61/62") are being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 solely to designate June 25, 2007 as the new effective date for Post-Effective Amendment No. 60 to the Trust's Registration Statement under the Securities Act and Post-Effective Amendment No. 61 to the Trust's Registration Statement under the Investment Company Act of 1940 Act, filed pursuant to Rule 485(a) under the Securities Act on April 17, 2007 ("Amendment No. 60/61").

===============================================================================

Amendment 61/62 relates solely to the Fifth Third Structured Large Cap Plus Fund, formerly the Fifth Third Large Cap Core Fund. The Amendment does not supersede or amend any disclosure in the Trust's Registration Statement relating to any other series of the Trust. No information contained herein is intended to amend or supersede any information contained in Amendment No. 60/61.

                                FIFTH THIRD FUNDS

Part A.  INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of Fifth Third Funds (the "Registrant") under the Securities Act of 1933, as amended, and Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the "SEC") on April 17, 2007 ("Amendment No. 60/61").

Part B.  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 60/61 to the Registrant's Registration Statement on Form N-1A filed with the SEC on April 17, 2007.

Part C.  OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 60/61 to the Registrant's Registration Statement on Form N-1A filed with the SEC on April 17, 2007.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940 (the "1940 Act"), the Registrant, Fifth Third Funds, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act, and has duly caused this Post-Effective Amendment No. 61 under the Securities Act and Post-Effective Amendment No. 62 under the 1940 Act to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, District of Columbia, on the 21st day of June, 2007.

                                                     Fifth Third Funds

                                                     By:  /S/ E. Keith Wirtz
                                                          ------------------
                                                          E. Keith Wirtz
                                                          Title: President

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 61 to Fifth Third Funds' Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the date indicated.


Signatures                   Title                                Date


/S/ E. KEITH WIRTZ*          President and Principal              June 21, 2007
-------------------          Executive Officer
E. Keith Wirtz

/S/ CHRISTOPHER BELL*        Treasurer and Principal Financial    June 21, 2007
---------------------        and Accounting Officer
Christopher Bell

/S/ EDWARD BURKE CAREY*      Chairman and Trustee                 June 21, 2007
-----------------------
 Edward Burke Carey

/S/ DAVID J. DURHAM*         Trustee                              June 21, 2007
--------------------
David J. Durham

/S/ J. JOSEPH HALE*          Trustee                              June 21, 2007
-------------------
J. Joseph Hale

/S/ JOHN E. JAYMONT*         Trustee                              June 21, 2007
--------------------
John E. Jaymont

/S/ DAVID J. GRUBER*         Trustee                              June 21, 2007
--------------------
 David J. Gruber


                     * By:  /S/ ALYSSA ALBERTELLI
                            ---------------------
                            Alyssa Albertelli
                            Attorney-in-Fact pursuant to the
                            powers of attorney previously filed
                            or filed herewith